ACQUISITIONS AND DROP DOWN TRANSACTIONS - Lonestar Assets (Details) - Barnett Shale Play $ in Millions	Sep. 30, 2014 USD ($) contract
Property, Plant and Equipment [Line Items]
Payments to acquire gas gathering assets | $	$ 10.9
Number of long-term, fee-based contracts | contract	2